UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                       as of March 31, 2016 (Unaudited)

Deutsche Real Estate Securities Income Fund

	Shares	Value ($)
Common Stocks 64.5%
Real Estate Investment Trust (“REITs”) 64.5%
Apartments 6.6%
American Campus Communities, Inc.	6,740	317,387
Education Realty Trust, Inc.	7,060	293,696
Equity Residential	2,260	169,568
Mid-America Apartment Communities, Inc.	2,810	287,210
		1,067,861
Diversified 20.3%
Artis Real Estate Investment Trust	46,298	457,366
Cominar Real Estate Investment Trust	30,060	398,100
Crombie Real Estate Investment Trust	38,120	412,679
Crown Castle International Corp.	3,860	333,890
Digital Realty Trust, Inc.	1,070	94,684
Dream Office Real Estate Investment Trust	30,820	492,408
Duke Realty Corp.	9,630	217,060
DuPont Fabros Technology, Inc.	5,370	217,646
Lexington Realty Trust	13,570	116,702
Liberty Property Trust	6,790	227,193
The RMR Group, Inc. "A"*	112	2,801
Vornado Realty Trust	690	65,157
Washington Real Estate Investment Trust	8,290	242,151
		3,277,837
Health Care 12.4%
HCP, Inc.	5,380	175,280
LTC Properties, Inc.	7,350	332,514
National Health Investors, Inc.	5,990	398,455
Omega Healthcare Investors, Inc.	13,740	485,022
Physicians Realty Trust	4,300	79,894
Senior Housing Properties Trust	11,760	210,386
Ventas, Inc.	4,830	304,097
Welltower, Inc.	90	6,241
		1,991,889
Hotels 2.0%
DiamondRock Hospitality Co.	16,040	162,325
Hospitality Properties Trust	6,125	162,680
		325,005
Manufactured Homes 1.1%
Sun Communities, Inc.	2,400	171,864
Office 5.5%
Brandywine Realty Trust	8,250	115,747
Corporate Office Properties Trust	10,240	268,698
Highwoods Properties, Inc.	5,030	240,484
New York REIT, Inc.	15,190	153,419
Parkway Properties, Inc.	6,560	102,730
		881,078
Regional Malls 4.3%
CBL & Associates Properties, Inc.	9,390	111,741
General Growth Properties, Inc.	7,200	214,056
Simon Property Group, Inc.	570	118,383
Taubman Centers, Inc.	1,390	99,010
The Macerich Co.	1,830	145,009
		688,199
Shopping Centers 8.1%
Alexander's, Inc.	830	315,856
Equity One, Inc.	6,630	190,016
Federal Realty Investment Trust	1,800	280,890
Retail Properties of America, Inc. "A"	7,520	119,192
Urban Edge Properties	6,010	155,298
Weingarten Realty Investors	6,630	248,758
		1,310,010
Specialty Services 4.2%
Agree Realty Corp.	8,940	343,922
Realty Income Corp. (a)	1,150	71,887
Spirit Realty Capital, Inc.	23,390	263,137
		678,946
Total Common Stocks (Cost $10,309,157)		10,392,689
Preferred Stocks 18.0%
Real Estate Investment Trust (“REITs”) 18.0%
Diversified 4.6%
Digital Realty Trust, Inc. "E"	4,250	108,332
DuPont Fabros Technology, Inc. "A"	4,490	114,540
DuPont Fabros Technology, Inc. "B"	4,510	114,824
Vornado Realty Trust "G"	5,700	146,262
Vornado Realty Trust "J"	4,330	109,549
Vornado Realty Trust "I"	5,690	145,835
		739,342
Health Care 3.7%
Sabra Health Care REIT, Inc. "A"	14,500	371,200
Welltower, Inc. "J"	8,680	227,503
		598,703
Office 4.8%
Kilroy Realty Corp. "G"	17,460	457,452
Kilroy Realty Corp. "H"	12,210	316,605
		774,057
Regional Malls 0.7%
CBL & Associates Properties, Inc. "D"	4,460	110,385
Specialty Services 3.5%
National Retail Properties, Inc. "D"	8,360	218,196
National Retail Properties, Inc. "E"	13,240	344,505
		562,701
Storage 0.7%
CubeSmart "A"	4,650	122,109
Total Preferred Stocks (Cost $2,924,974)		2,907,297
Securities Lending Collateral 0.4%
Daily Asset Fund "Capital Shares", 0.48% (b) (c) (Cost $72,390)	72,390	72,390
Cash Equivalents 4.7%
Central Cash Management Fund, 0.37% (b) (Cost $753,040)	753,040	753,040
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $14,059,561) †	87.6	14,125,416
Other Assets and Liabilities, Net	12.4	1,993,390
Net Assets	100.0	16,118,806

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $14,800,551. At March 31, 2016, net unrealized depreciation for all securities based on tax cost was $675,135. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $497,853 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,172,988.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2016 amounted to $71,262, which is 0.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$10,392,689	$—	$—	$10,392,689
Preferred Stocks (d)	2,907,297	—	—	2,907,297
Short-Term Investments (d)	825,430	—	—	825,430
Total	$14,125,416	$—	$—	$14,125,416

There have been no transfers between fair value measurement levels during the period ended March 31, 2016.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Real Estate Securities Income Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2016